Short-term borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Short-term borrowings:
Short-term borrowings, machinery and power systems	$ 204	$ 433	$ 1,632
Short-term borrowings, financial products	3,852	3,650	5,577
Total short-term borrowings	4,056	4,083	7,209
Notes payable to banks
Short-term borrowings:
Short-term borrowings, machinery and power systems	204	260	668
Short-term borrowings, financial products	479	793	817
Weighted-average interest rates on short-term borrowings (as a percent)	4.10%	4.60%	5.50%
Commercial paper
Short-term borrowings:
Short-term borrowings, machinery and power systems		173	964
Short-term borrowings, financial products	2,710	2,162	4,217
Weighted-average interest rates on short-term borrowings (as a percent)	1.50%	1.20%	2.00%
Demand notes
Short-term borrowings:
Short-term borrowings, financial products	$ 663	$ 695	$ 543
Weighted-average interest rates on short-term borrowings (as a percent)	1.10%	2.00%	3.60%